Consolidated Statements of Changes in Shareholders' Equity (USD $)		Total	Common Stock		Additional paid-in capital		Accumulated deficit
Beginning Balance at Dec. 31, 2010		$ 7,357,791	$ 10,813	[1]	$ 123,085,757	[1]	$ (115,738,779)
Beginning Balance, Shares at Dec. 31, 2010	[1]		10,813,087
Issuance of common stock from collaboration agreement		400,000	67	[1]	399,933	[1]
Issuance of common stock from collaboration agreement, Shares			66,890
Issuance of common stock pursuant to Fusion equity line		355,000	91	[1]	354,909	[1]
Issuance of common stock pursuant to Fusion equity line, Shares			90,789
Issuance of common stock to vendor		15,000	29	[1]	14,971	[1]
Issuance of common stock to vendor, Shares			29,297
Issuance of common stock to employee		20,500	26		20,474
Issuance of common stock to employee, Shares			25,625
Fair value of common stock warrants to vendors	[1]				11,184
Settlement of broker fees associated with 2010 financing		40,743			40,743	[1]
Issuance of common stock for option and warrant exercises		253,613	80	[1]	253,533	[1]
Issuance of common stock for option and warrant exercises, Shares	[1]		79,844
Stock-based compensation expense		715,805			715,805	[1]
Net loss		(2,378,594)					(2,378,594)
Balance at Dec. 31, 2011		6,791,042	11,106	[1]	124,897,309	[1]	(118,117,373)
Balance, Shares at Dec. 31, 2011	[1]		11,105,532
Issuance of common stock to vendor		21,000	46	[1]	20,954	[1]
Issuance of common stock to vendor, Shares			46,706
Issuance of common stock to employee		10,000	17		9,983
Issuance of common stock to employee, Shares			16,667
Fair value of common stock warrants to vendors	[1]				429,902
Stock-based compensation expense		462,170			462,170	[1]
Net loss		(4,163,008)					(4,163,008)
Balance at Dec. 31, 2012		3,551,106	11,169		125,820,318		(122,280,381)
Balance, Shares at Dec. 31, 2012			11,168,905
Issuance of common stock to vendor		32,888	26		32,862
Issuance of common stock to vendor, Shares			26,063
Stock-based compensation expense					79,492
Net loss		(1,087,414)					(1,087,414)
Balance at Mar. 31, 2013		$ 2,576,072	$ 11,195		$ 125,932,672		$ (123,367,795)
Balance, Shares at Mar. 31, 2013			11,194,968

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.